Note 10 - Employee Benefits	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
10
) Employee benefits

Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Allowance for retirement defined benefit	2,255	3,282	3,281
Allowance for seniority awards	366	415	479
Total Defined benefit obligations	2,621	3,697	3,760

French law requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not
vest prior to retirement. The Company pays for this defined benefit plan. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final.

On
March
24,
2016,
the Company entered into an internal labor agreement with the employees representatives whereby the Company is committed to paying a seniority award after
15
years and
20
years of employment. This award is paid on the anniversary date. A similar award existed for employees having a seniority of
10
years but was
not
booked due to its insignificant amount. As such, in
2016
the Company recorded a provision for seniority awards and a corresponding charge included in “Personnel costs other than share-based payments” (see Note
14
) other than payments in shares. These awards meet the definition of other long-term benefits under IAS
19.
This provision is determined by an external actuary firm based on the assumptions disclosed hereafter and amounts to
€479
 thousand as of
December
31,
2019
(
€415
 thousand as of
December
31,
2018
).

The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2017	2018	2019
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	1.70%	1.80%	1.05%
Annual rate of increase in wages	3.00%	4.50%	3.00%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	1.6%	2.0%	1.9%
Rate of contributions	45.20%	45.20%	47.07%
Rate of wages costs	23.29%	23.29%	22.54%
Age at retirement
- Executives (years)	64	64	64
- Non executives (years)	62	62	62
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	4.0%	5.0%	5.0%
25-29 years	2.5%	3.0%	3.5%
30-34 years	2.0%	2.5%	2.5%
35-39 years	1.5%	2.0%	2.0%
40-44 years	1.0%	1.5%	1.5%
45-49 years	0.5%	1.0%	1.0%
+50 years	0%	0%	0%

Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

As of January 1, 2017	2,418
Service cost	363
Interest costs	36
Actuarial gain	(196)
As of December 31, 2017	2,621
Service cost	434
Interest costs	43
Actuarial loss	599
As of December 31, 2018	3,697
Service cost	630
Interest costs	55
Actuarial gain	(622)
As of December 31, 2019	3,760

There is
no
asset covering the defined benefit obligations.
An increase/decrease of +/-
50
basis point of the discount rate would result in a decrease/increase of the total benefit obligation of
€286
 thousand.

In France, pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans with the employer contributions recognized as expensed as incurred. They amounted to
€982
thousand,
€1,277
 thousand and
€1,375
 thousand in the years ended
December
31,
2017,
2018
and
2019,
respectively.